Average Annual Total Returns - VIPDisciplinedSmallCapPortfolio-InvestorPRO - VIPDisciplinedSmallCapPortfolio-InvestorPRO - VIP Disciplined Small Cap Portfolio	Apr. 30, 2025
VIP Disciplined Small Cap Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	16.82%
Past 5 years	10.49%
Past 10 years	8.54%
RS002
Average Annual Return:
Past 1 year	11.54%
Past 5 years	7.40%
Past 10 years	7.82%
RS003
Average Annual Return:
Past 1 year	23.81%
Past 5 years	13.86%
Past 10 years	12.55%